Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Non-recurring items, percentages [abstract]
Tax charge	£ 404	£ 1,526	[1]	£ 302	[1]
Barclays Bank Group [member]
Condensed Income Statements, Captions [Line Items]
Profit before tax from continuing operations	1,286	1,758		1,894
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%, 2016: 20.0%)	244	339		379
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 27.1% (2017: 38.2%, 2016: 41.9%))	£ 104	£ 333		£ 415
Tax, percentage [abstract]
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%, 2016: 20.0%)	19.00%	19.25%		20.00%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 27.1% (2017: 38.2%, 2016: 41.9%))	8.10%	18.90%		21.90%
Recurring items [abstract]
Non-creditable taxes including withholding taxes	£ 156	£ 191		£ 277
Non-deductible expenses	67	76		100
Impact of UK bank levy being non-deductible	42	59		72
Tax adjustments in respect of share-based payments	11	2		34
Non-taxable gains and income	(232)	(191)		(180)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(104)	(72)		(178)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	16	(61)		(128)
Adjustments in respect of prior years	(237)	(21)		(294)
Banking surcharge and other items	£ (17)	£ (57)		£ (128)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	12.10%	10.90%		14.60%
Non-deductible expenses, percentage	5.20%	4.30%		5.30%
Impact of UK bank levy being non-deductible, percentage	3.30%	3.40%		3.80%
Tax adjustments in respect of share-based payments, percentage	0.90%	0.10%		1.80%
Non-taxable gains and income, percentage	18.00%	10.90%		9.50%
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	8.10%	4.10%		9.40%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	(1.20%)	3.50%		6.80%
Adjustments in respect of prior years, percentage	(18.40%)	(1.20%)		(15.50%)
Banking surcharge and other items, percentage	(1.30%)	(3.20%)		(6.80%)
Non-recurring items [abstract]
One off re-measurement of US deferred tax assets	£ 0	£ 1,177		£ 0
Impact of the UK branch exemption election on US branch deferred tax assets	0	(276)		0
Non-deductible provisions for UK customer redress	8	0		0
Non-deductible provisions for investigations and litigation	346	66		48
Non-taxable gains and income on divestments	0	(39)		(142)
Non-deductible impairments and losses on divestments	£ 0	£ 0		£ 27
Non-recurring items, percentages [abstract]
One off re-measurement of US deferred tax assets, percentage	0.00%	67.00%		0.00%
Impact of the United Kingdom branch exemption election on US branch deferred tax assets, percentage	0.00%	(15.70%)		0.00%
Non-deductible provisions for UK customer redress, percentage	0.60%	0.00%		0.00%
Non-deductible provisions for investigations and litigation , percentage	26.90%	3.80%		2.50%
Non-taxable gains and income on divestments, percentage	0.00%	(2.20%)		(7.50%)
Non-deductible impairments and losses on divestments, percentage	0.00%	0.00%		1.40%
Tax charge	£ 404	£ 1,526		£ 302
Total tax charge, percentage	31.40%	86.80%		15.90%

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.